BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Cash in United States bank deposits	$ 2,070,717	$ 3,195,018	$ 3,398,293
Amount of federally insured	500,976	500,930	500,050
Amount not federally insured	$ 1,569,741	$ 2,694,088	$ 2,898,243
Customer Concentration Risk | Accounts Receivable
Concentration Risk [Line Items]
Concentrations of credit risk description	10% or more	10% or more
Customer Concentration Risk | Sales Revenue
Concentration Risk [Line Items]
Concentrations of credit risk description	10% or more	10% or more